LEASES, Other Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Assets and Liabilities [Abstract]
Operating lease right-of-use assets	$ 6,973	$ 6,443	$ 0
Short-term operating lease liabilities	859	609	0
Operating lease liabilities	$ 7,219	$ 6,842	$ 0
Weighted Average Remaining Term and Discount Rate [Abstract]
Weighted-average remaining lease term	5 years 10 months 24 days	6 years 2 months 12 days
Weighted-average discount rate	7.00%	7.00%
Cash Flow and Supplemental Noncash Information [Abstract]
Operating cash paid to settle operating lease liabilities	$ 293
Right-of-use assets obtained in exchange for lease liabilities	$ 7,388